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  PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT -- DECEMBER 13,
                                      2010

Fund                                                           Prospectus date              SAI date
RiverSource Disciplined Small Cap Value Fund                 September 27, 2010        November 29, 2010



Effective December 13, 2010 (the Effective Date), the Fund no longer offers Class R3 shares.

S-6397-6 A (12/10)